Consolidated Statements of Changes in Shareholders’ Equity	Common Stock HKD ($) shares	Common Stock USD ($) shares	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Accumulated other comprehensive income (loss) HKD ($)	Accumulated other comprehensive income (loss) USD ($)	Retained Earnings (Accumulated Deficit) HKD ($)	Retained Earnings (Accumulated Deficit) USD ($)	HKD ($) shares		USD ($) shares
Balance share, USD (in Shares) | shares	4,333,333	4,333,333
Balance, USD (in Dollars)	$ 77,500		$ 19,997		$ 4,293		$ 2,618,805		$ 2,720,595
Balance (in Shares) at Mar. 31, 2024 | shares	4,333,333	4,333,333
Balance at Mar. 31, 2024	$ 77,500		19,997		4,293		2,618,805		2,720,595
Proceeds from the IPO (in Shares) | shares	766,667	766,667
Proceeds from the IPO	$ 0		71,462,841		0		0		71,462,841
Deferred IPO cost	0		(17,649,069)		0		0		(17,649,069)
Net income(loss)	0		0		0		(26,836,426)		(26,836,426)
Accumulated other comprehensive income/loss	$ 0		0		(16,276)		0		$ (16,276)
Balance (in Shares) at Mar. 31, 2025 | shares	5,100,000	5,100,000							5,100,000	[1]	5,100,000	[1]
Balance at Mar. 31, 2025	$ 77,500		53,833,769		(11,983)		(24,217,621)		$ 29,681,665
Balance share, USD (in Shares) | shares	5,100,000	5,100,000							5,100,000	[1]	5,100,000	[1]
Balance, USD (in Dollars)	$ 77,500		53,833,769		(11,983)		(24,217,621)		$ 29,681,665
Net income(loss)	0		0		0		(23,504,077)		(23,504,077)		$ (2,997,969)
Accumulated other comprehensive income/loss	$ 0		0		10,108		0		$ 10,108
Balance (in Shares) at Mar. 31, 2026 | shares	5,100,000	5,100,000							5,100,000	[1]	5,100,000	[1]
Balance at Mar. 31, 2026	$ 77,500	$ 9,885	53,833,769	$ 6,866,552	(1,875)	$ (239)	(47,721,698)	$ (6,086,951)	$ 6,187,696		$ 789,247
Balance share, USD (in Shares) | shares	5,100,000	5,100,000							5,100,000	[1]	5,100,000	[1]
Balance, USD (in Dollars)	$ 77,500	$ 9,885	$ 53,833,769	$ 6,866,552	$ (1,875)	$ (239)	$ (47,721,698)	$ (6,086,951)	$ 6,187,696		$ 789,247

[1]	Shares and per-share data have been retroactively restated to reflect the 1-for-3 share consolidation effective May 26, 2026. (See Note 17)